abrdn WORLD HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2023

(Unaudited)

	Principal Amount	Value
Non-Convertible Notes – 19.8%
France – 0.6%
Sanofi, 3.63% due 06/19/28	$2,600,000	$2,550,564

Ireland – 0.3%
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50% due 07/31/27 (a)	516,000	36,120
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00% due 06/30/28 (a)	789,000	55,230
Shire Acquisitions Investments Ireland DAC, 3.20% due 09/23/26	1,500,000	1,443,017
		1,534,367
United Kingdom – 1.1%
AstraZeneca plc, 3.38% due 11/16/25	5,000,000	4,890,209

United States – 17.8%
Abbott Laboratories, 4.75% due 11/30/36	5,652,000	5,789,174
AbbVie, Inc., 4.50% due 05/14/35	3,200,000	3,129,701
AbbVie, Inc., 4.45% due 05/14/46	1,705,000	1,565,406
Amgen, Inc., 3.63% due 05/22/24	2,000,000	1,984,042
Amgen, Inc., 2.00% due 01/15/32	1,555,000	1,275,038
Baxalta, Inc., 4.00% due 06/23/25	831,000	816,625
Becton, Dickinson and Co., 3.73% due 12/15/24	328,000	322,837
Bristol-Myers Squibb Co., 3.40% due 07/26/29	1,400,000	1,327,848
CVS Health Corp., 1.88% due 02/28/31	2,448,000	2,014,621
DH Europe Finance II Sarl, 3.25% due 11/15/39	985,000	816,920
Elevance Health, Inc., 2.55% due 03/15/31	3,200,000	2,778,465
EMD Finance LLC, 3.25% due 03/19/25(a)	4,000,000	3,904,585
GlaxoSmithKline Capital plc, 3.00% due 06/01/24	1,400,000	1,385,627
GlaxoSmithKline Capital plc, 3.38% due 06/01/29	1,000,000	962,925
HCA, Inc., 5.38% due 02/01/25	1,250,000	1,248,163
HCA, Inc., 5.25% due 04/15/25	600,000	599,303
IQVIA, Inc., 5.00% due 05/15/27(a)	710,000	696,826
Johnson & Johnson, 2.45% due 03/01/26	4,300,000	4,135,527
Johnson & Johnson, 2.90% due 01/15/28	1,400,000	1,339,551
Johnson & Johnson, 3.70% due 03/01/46	5,470,000	4,785,617
Laboratory Corporation of America Holdings, 3.60% due 02/01/25	1,400,000	1,376,025
Mallinckrodt CB LLC, 0.00% due 06/15/29	997,897	0
Medtronic, Inc., 4.38% due 03/15/35	1,675,000	1,634,630
Merck & Co., Inc., 2.75% due 02/10/25	1,463,000	1,430,491
Novartis Capital Corp., 3.40% due 05/06/24	2,115,000	2,101,012
Par Pharmaceutical, Inc., 7.50% due 04/01/27 (a)	193,000	123,520
Pfizer, Inc., 3.45% due 03/15/29	5,300,000	5,106,590
Pfizer, Inc., 4.00% due 12/15/36	1,800,000	1,698,836
Roche Holdings, Inc., 2.08% due 12/13/31(a)	3,600,000	3,030,962
Senior Housing Properties Trust, 4.75% due 05/01/24	1,750,000	1,743,062
The Cigna Group, 3.50% due 06/15/24	2,785,000	2,757,483
The Cigna Group, 2.38% due 03/15/31	3,200,000	2,735,025
Thermo Fisher Scientific, Inc., 5.40% due 08/10/43	3,500,000	3,701,818
UnitedHealth Group, Inc., 3.88% due 12/15/28	2,560,000	2,505,722
UnitedHealth Group, Inc., 4.20% due 05/15/32	6,060,000	5,929,868

The accompanying notes are an integral part of this Schedule of Investments.

abrdn WORLD HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2023

(Unaudited, continued)

	Principal Amount	Value
United States – continued
Zimmer Biomet Holdings, Inc., 4.25% due 08/15/35	$5,000,000	$4,515,700
		81,269,545
TOTAL NON-CONVERTIBLE NOTES (Cost $96,162,909)		90,244,685

	Shares
Convertible Preferreds (Restricted) (b) (c) - 1.3%
France – 0.7%
Amolyt Pharma SAS Series C	981,328	2,318,342
Flamingo Therapeutics, Inc. Series A3	136,337	919,611
		3,237,953
Ireland – 0.2%
Priothera Ltd. Series A, 6.00%	194,134	750,100

United States – 0.4%
Endeavor Biomedicines, Inc. Series B, 8.00%	424,079	1,999,999
IO Light Holdings, Inc. Series A2	101,839	109,559
		2,109,558
TOTAL CONVERTIBLE PREFERREDS (Cost $10,054,472)		6,097,611

Common Stocks - 105.3%
Australia – 1.3%
CSL Ltd.	30,845	6,013,206

Canada – 0.0%
Fusion Pharmaceuticals, Inc. (b)	7,378	70,903
Fusion Pharmaceuticals, Inc.(Restricted) (b)	3,689	31,906
		102,809
China – 0.2%
BeiGene Ltd. ADR (b)	4,114	742,001
I-Mab ADR (b)	38,848	73,811
		815,812
Denmark – 5.2%
Novo Nordisk A/S ADR	227,310	23,515,219

France – 1.8%
Abivax S.A. (b)	37,000	402,667
Sanofi ADR	158,645	7,889,416
		8,292,083
Germany – 1.4%
Bayer AG	173,684	6,444,354

Ireland – 0.1%
Perrigo Co. plc	15,882	511,083

The accompanying notes are an integral part of this Schedule of Investments.

abrdn WORLD HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2023

(Unaudited, continued)

	Shares	Value
Israel – 0.2%
Teva Pharmaceutical Industries Ltd. ADR (b)	90,281	$942,534

Japan – 1.7%
Astellas Pharma, Inc.	44,419	528,287
Daiichi Sankyo Co., Ltd.	54,075	1,480,396
Eisai Co., Ltd.	6,830	340,074
Hoya Corp.	9,682	1,205,788
M3, Inc.	7,436	122,711
Olympus Corp.	28,940	417,728
Ono Pharmaceutical Co., Ltd.	11,330	201,555
Otsuka Holdings Co., Ltd.	20,808	778,156
Shionogi & Co., Ltd.	7,707	370,922
Takeda Pharmaceuticals Co., Ltd.	9,600	275,309
Takeda Pharmaceuticals Co., Ltd. ADR	105,073	1,499,392
Terumo Corp.	17,288	565,335
		7,785,653
Netherlands – 1.3%
argenx SE ADR (b)	8,681	3,302,513
Koninklijke Philips N.V. (b)	114,765	2,677,467
		5,979,980
Switzerland – 6.8%
Lonza Group AG	8,006	3,375,219
Novartis AG ADR	38,071	3,844,029
Oculis Holding AG (b)	304,333	3,347,663
Roche Holding AG ADR	562,829	20,391,295
Sandoz Group AG ADR (b)	7,614	243,724
		31,201,930
United Kingdom – 4.6%
AstraZeneca plc ADR	240,450	16,194,307
Smith & Nephew plc ADR	181,710	4,957,049
		21,151,356
United States – 80.7%
Abbott Laboratories (d)	111,065	12,224,925
AbbVie, Inc. (d)	107,919	16,724,207
Acadia Healthcare Co., Inc. (b)	25,973	2,019,661
Agilent Technologies, Inc. (d)	19,531	2,715,395
Amgen, Inc. (d)	45,424	13,083,021
Ardelyx, Inc. (b)	454,742	2,819,400
Avantor, Inc. (b)(d)	180,484	4,120,450
Baxter International, Inc. (d)	86,526	3,345,095
Becton, Dickinson and Co.	6,521	1,590,015
Biogen, Inc. (b)	20,604	5,331,697
Boston Scientific Corp. (b)(d)	172,145	9,951,703
Bristol-Myers Squibb Co.	100,088	5,135,515
Catalent, Inc. (b)(d)	26,200	1,177,166
Charles River Laboratories International, Inc. (b)(d)	21,364	5,050,450
Community Health Systems, Inc. (b)	8,700	27,231
Community Healthcare Trust, Inc.	14,900	396,936

The accompanying notes are an integral part of this Schedule of Investments.

abrdn WORLD HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2023

(Unaudited, continued)

	Shares	Value
United States - continued
Danaher Corp. (d)	54,909	$12,702,648
DexCom, Inc. (b)(d)	25,415	3,153,747
Diversified Healthcare Trust REIT	63,841	238,765
Edwards Lifesciences Corp. (b)(d)	50,982	3,887,378
Elevance Health, Inc.	24,573	11,587,644
Eli Lilly & Co. (d)	52,523	30,616,707
Galera Therapeutics, Inc. (b)	161,709	23,513
Gilead Sciences, Inc. (d)	87,662	7,101,499
Global Medical REIT, Inc.	143,229	1,589,842
GSK plc ADR	41,852	1,551,035
Guardant Health, Inc. (b)	53,333	1,442,658
HCA Healthcare, Inc. (d)	12,213	3,305,815
Healthcare Realty Trust, Inc.	149,567	2,577,039
Healthpeak Properties, Inc.	83,601	1,655,300
Humana, Inc. (d)	19,238	8,807,349
IDEXX Laboratories, Inc. (b)(d)	12,104	6,718,325
Illumina, Inc. (b)(d)	26,735	3,722,581
Incyte Corp. (b)(d)	12,302	772,443
Insulet Corp. (b)(d)	8,341	1,809,830
Intuitive Surgical, Inc. (b)	20,041	6,761,032
IQVIA Holdings, Inc. (b)	16,311	3,774,039
Johnson & Johnson (d)	164,139	25,727,147
LTC Properties, Inc.	46,903	1,506,524
McKesson Corp. (d)	10,401	4,815,455
Medical Properties Trust, Inc.	145,186	712,863
Medtronic plc (d)	79,482	6,547,727
Merck & Co., Inc.	172,615	18,818,487
Moderna, Inc. (b)	14,416	1,433,671
Molina Healthcare, Inc. (b)(d)	12,236	4,420,989
National Health Investors, Inc.	4,442	248,086
Omega Healthcare Investors, Inc.	71,075	2,179,160
Pfizer, Inc. (d)	392,775	11,307,992
Physicians Realty Trust	291,309	3,877,323
R1 RCM, Inc. (b)	124,297	1,313,819
Regeneron Pharmaceuticals, Inc. (b)	10,566	9,280,012
ResMed, Inc. (d)	10,104	1,738,090
Sabra Health Care REIT, Inc.	90,781	1,295,445
Stryker Corp.	16,321	4,887,487
The Cigna Group	2,600	778,570
Thermo Fisher Scientific, Inc. (d)	31,366	16,648,759
UnitedHealth Group, Inc. (d)	50,201	26,429,321
Universal Health Realty Income Trust	8,183	353,915
Ventas, Inc.	66,681	3,323,381
Veradigm, Inc. (b)	90,363	947,908
Vertex Pharmaceuticals, Inc. (b)(d)	17,979	7,315,475
Welltower, Inc.	41,484	3,740,612
West Pharmaceutical Services, Inc.	3,370	1,186,644
Zimmer Biomet Holdings, Inc. (d)	23,986	2,919,096

The accompanying notes are an integral part of this Schedule of Investments.

abrdn WORLD HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2023

(Unaudited, continued)

	Shares	Value
United States - continued
Zoetis, Inc.	27,301	$5,388,398
		368,654,412
TOTAL COMMON STOCKS (Cost $486,516,224)		481,410,431

Short-Term Investments – 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.32% (e)	3,937,975	$3,937,975
TOTAL SHORT-TERM INVESTMENTS (Cost $3,937,975)		3,937,975
TOTAL INVESTMENTS BEFORE MILESTONE INTEREST – 127.3% (Cost $596,671,580)		581,690,702

	Interest
Milestone Interest (Restricted) (b) (c) – 0.0%
Biotechnology – 0.0%
Rainier Therapeutics Milestone Interest	1	0
TOTAL MILESTONE INTERESTS (Cost $143,115)		0

	Number of Contracts (100 shares each)/ Notional Amount ($)
Option Contracts Written – (0.1)%
Call Option Contracts Written – (0.1)%
Abbott Laboratories Jan24 110 Call	162/(1,782,000)	$(26,568)
Abbvie, Inc. Jan24 157.5 Call	89/(1,401,750)	(10,146)
Agilent Technologies, Inc. Jan24 145 Call	19/(275,500)	(1,995)
Amgen, Inc. Jan24 285 Call	67/(1,909,500)	(47,570)
Avantor, Inc. Jan24 25 Call	259/(647,500)	(3,885)
Baxter International, Inc. Jan24 41 Call	41/(168,100)	(861)
Boston Scientific Corp. Jan24 57.5 Call	250/(1,437,500)	(31,750)
Catalent, Inc. Jan24 45 Call	25/(112,500)	(4,600)
Charles River Laboratories International, Inc. Jan24 240 Call	20/(480,000)	(9,100)
Danaher Corp. Jan24 235 Call	81/(1,903,500)	(34,425)
Dexcom, Inc. Jan24 130 Call	35/(455,000)	(8,750)
Edwards Lifesciences Corp. Jan24 80 Call	75/(600,000)	(4,125)
Eli Lilly & Co. Jan24 610 Call	77/(4,697,000)	(36,960)
Gilead Sciences, Inc. Jan24 82.5 Call	128/(1,056,000)	(11,264)
Hca Healthcare, Inc. Jan24 280 Call	9/(252,000)	(1,881)
Humana, Inc. Jan24 475 Call	9/(427,500)	(3,600)
Idexx Laboratories, Inc. Jan24 560 Call	17/(952,000)	(19,550)
Illumina, Inc. Jan24 140 Call	26/(364,000)	(15,860)
Incyte Corp. Jan24 65 Call	18/(117,000)	(1,404)
Insulet Corp. Jan24 220 Call	12/(264,000)	(9,480)
Johnson & Johnson Jan24 160 Call	238/(3,808,000)	(21,896)
Mckesson Corp. Jan24 460 Call	10/(460,000)	(10,300)
Medtronic Plc Jan24 85 Call	90/(765,000)	(3,600)
Molina Healthcare, Inc. Jan24 380 Call	12/(456,000)	(1,992)
Pfizer, Inc. Jan24 28 Call	387/(1,083,600)	(47,214)
ResMed, Inc. Jan24 180 Call	15/(270,000)	(3,150)
Thermo Fisher Scientific, Inc. Jan24 540 Call	31/(1,674,000)	(26,040)

The accompanying notes are an integral part of this Schedule of Investments.

abrdn WORLD HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2023

(Unaudited, continued)

	Number of Contracts (100 shares each)/ Notional Amount ($)	Value
Call Option Contracts Written (continued)
Unitedhealth Group, Inc. Jan24 550 Call	13/(715,000)	$(3,679)
Vertex Pharmaceuticals, Inc. Jan24 425 Call	17/(722,500)	(2,550)
Zimmer Biomet Holdings, Inc. Jan24 125 Call	23/(287,500)	(2,990)
TOTAL CALL OPTION CONTRACTS WRITTEN (Premiums received $(399,135))		(407,185)
TOTAL INVESTMENTS - 127.2% (Cost $596,415,560)		581,283,517
OTHER LIABILITIES IN EXCESS OF ASSETS - (27.2)%		(124,173,951)
NET ASSETS - 100%		$457,109,566

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(d)	A portion of security is pledged as collateral for call options written.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the annualized seven-day yield as of December 31, 2023.

ADR	American Depository Receipt

The following forward contract were held as of December 31, 2023

Description	Counterparty	Settlement Date	Currency		Settlement Value (in USD)	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
Australian Dollar	Goldman Sachs Bank	01/31/24	4,572,304	AUD	$3,116,286	$3,118,603	$(2,317)
British Pound	Goldman Sachs Bank	01/31/24	9,440,375	GBP	12,004,381	12,035,003	(30,622)
Danish Krone	Goldman Sachs Bank	01/31/24	53,401,650	DKK	7,905,500	7,919,328	(13,828)
Euro	Goldman Sachs Bank	01/31/24	11,906,072	EUR	13,136,981	13,158,110	(21,129)
Israeli Sheqel	Goldman Sachs Bank	01/31/24	4,457,647	ILS	1,237,410	1,231,855	5,555
Japanese Yen	Goldman Sachs Bank	01/31/24	523,322,125	JPY	3,703,790	3,726,677	(22,887)
Swiss Franc	Goldman Sachs Bank	01/31/24	13,872,816	CHF	16,287,331	16,541,006	(253,675)
						$57,730,582	$(338,903)

The accompanying notes are an integral part of this Schedule of Investments.

abrdn World Healthcare Fund

December 31, 2023

(Unaudited)

1. Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the “Board”) designated abrdn Inc. (the “Investment Adviser” or the “Adviser”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available. With respect to the Fund's investments in securities of early and /or later stage financing of a privately held companies ("Venture Capital Securities"), the Private Venture Valuation Committee ("PV Valuation Committee"), which is a Committee of the Board, performs fair value determinations for the Fund.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.

Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the PV Valuation Committee or the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Exchange-traded options are valued at the last quoted sales price. In the absence of a sales price, options are valued at the mean of the bid/ask price quoted at the close on the exchange on which the options trade. When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

abrdn World Healthcare Fund

December 31, 2023

(Unaudited, continued)

In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (as defined below). A security using any of these pricing methodologies is determined to be a Level 1 investment.

The three-level hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). Investments that are included in this category are Venture Capital Securities investments.

Level 3 investments are valued using significant unobservable inputs. The Fund may also use a discounted cash flow based valuation approach in which the anticipated future cash flows of the investment are used to estimate the current fair value. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.